Document and Entity Information	Dec. 28, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	THE LGL GROUP, INC.
Entity Central Index Key	0000061004
Current Fiscal Year End Date	--12-31
Entity File Number	001-00106
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1799862
Entity Emerging Growth Company	false
Entity Address, Address Line One	2525 Shader Road
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32804
City Area Code	407
Local Phone Number	298-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	LGL
Title of 12(b) Security	Common Stock, par value $0.01
Security Exchange Name	NYSE
Warrants To Purchase Common Stock [Member]
Document Information [Line Items]
Trading Symbol	LGL WS
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.01
Security Exchange Name	NYSE